Non-Controlling Interest in Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of non controlling interest in consolidated subsidiaries [Abstract]
Summary of Non Controlling Interest in Consolidated Subsidiaries
An analysis of Coca-Cola FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2024, 2023 and 2022 is as follows:

	2024	2023	2022
Mexico	Ps. 5,757	Ps. 5,459	Ps. 5,337
Colombia	19	80	16
Brazil	1,337	1,141	1,138
	Ps. 7,113	Ps. 6,680	Ps. 6,491

Summary of Changes in Non Controlling Interest
The changes in Coca-Cola FEMSA’s non-controlling interest were as follows:

	2024	2023	2022
Balance at beginning of the period	Ps. 6,680	Ps. 6,491	Ps. 6,022
Net income of non-controlling interest	820	690	592
Exchange differences on translation of foreign operations	(392)	(365)	37
Valuation of the effective portion of derivative financial instruments, net of taxes	102	(46)	(104)
Dividends paid	(97)	(90)	(56)
Balance at end of the period	Ps. 7,113	Ps. 6,680	Ps. 6,491